Convertible Preferred shares, shareholders' (Deficit) and Equity incentive Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Shares Available for Grant
Balance as of December 31, 2020	2,749,064
Balance as of December 31, 2021	19,705,622	2,749,064
Outstanding Share Options
Balance as of December 31, 2020	10,132,154
Balance as of December 31, 2021	9,054,293	10,132,154
2021 Plan
Outstanding Share Options
Balance as of December 31, 2020	10,132,154
Granted	0
Exercised	(976,601)
Forfeited	(101,260)
Balance as of December 31, 2021	9,054,293	10,132,154
Exercisable as of December 31, 2021	7,899,747
Weighted Average Exercise Price
Balance as of December 31, 2020	$ 2.26
Exercised	1.19
Forfeited	2.34
Balance as of December 31, 2021	2.38	$ 2.26
Exercisable as of December 31, 2021	$ 2.3
Weighted-Average Remaining Contractual Life (Years)	6 years 2 months 12 days	7 years 1 month 17 days
Weighted- Average Remaining Contractual Life (Years) Exercisable	6 years 3 days
Aggregate Intrinsic Value
Balance as of December 31, 2020	$ 619,339,900
Exercised	18,991,000
Balance as of December 31, 2021	165,347,000	$ 619,339,900
Exercisable as of December 31, 2021	$ 144,877,000